Aristotle Funds Series Trust
NOTES TO SCHEDULE OF INVESTMENTS
As of June 30, 2025 (Unaudited)

Fair Value Measurements and Disclosure

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the Valuation Oversight Committee ("VOC") determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of the Trust’s Adviser, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the valuation procedure periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Funds’ assets carried at fair value:

Aristotle Core Bond Fund	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$–	$53,714,102	$–	$53,714,102
U.S. Treasury Securities	–	39,935,202	–	39,935,202
Mortgage-Backed Securities	–	20,917,999	–	20,917,999
Collateralized Mortgage Obligations	–	13,998,490	–	13,998,490
Asset-Backed Securities	–	8,342,024	–	8,342,024
Collateralized Loan Obligations	–	2,633,794	–	2,633,794
Total Investments	$–	$139,541,611	$–	$139,541,611

Aristotle Core Equity Fund	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	544,829,714	$–	$–	$544,829,714
Real Estate Investment Trusts - Common	5,551,737	–	–	5,551,737
Total Investments	550,381,451	$–	$–	$550,381,451

Aristotle Core Income Fund	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$–	$1,269,211,685	$–	$1,269,211,685
U.S. Treasury Securities	–	726,043,596	–	726,043,596
Mortgage-Backed Securities	–	299,188,414	–	299,188,414
Bank Loans	–	271,484,530	–	271,484,530
Collateralized Mortgage Obligations	–	193,913,209	–	193,913,209
Asset-Backed Securities	–	156,688,273	–	156,688,273
Collateralized Loan Obligations	–	84,507,225	–	84,507,225
U.S. Government Agency Issues	–	9,313,996	–	9,313,996
Total Investments	$–	$3,010,350,928	$–	$3,010,350,928

Aristotle Floating Rate Income Fund	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Bank Loans	$–	$3,497,852,471	$–	$3,497,852,471
Exchange Traded Funds	167,425,415	–	–	167,425,415
Corporate Bonds	–	165,384,876	–	165,384,876
Total Investments	$167,425,415	$3,663,237,347	$–	$3,830,662,762

Aristotle Growth Equity Fund	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$212,142,753	–	–	$212,142,753
Real Estate Investment Trusts - Common	1,265,276	–	–	1,265,276
Total Investments	$213,408,029	–	–	$213,408,029

Aristotle High Yield Bond Fund	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$–	$80,394,839	$–	$80,394,839
Bank Loans	–	7,045,686	–	7,045,686
Collateralized Loan Obligations	–	4,040,159	–	4,040,159
Common Stocks	178,316	–	–	178,316
Total Investments	$178,316	$91,480,684	$–	$91,659,000

Aristotle International Equity Fund	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$561,708,646	$–	$–	$561,708,646
Total Investments	$561,708,646	$–	$–	$561,708,646

Aristotle Pacific EXclusive Fund Series H	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Bank Loans	$–	$2,774,216	$–	$2,774,216
Corporate Bonds	–	457,854	–	457,854
Total Investments	$–	$3,232,070	$–	$3,232,070

Aristotle Pacific EXclusive Fund Series I	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Asset-Backed Securities	$–	$824,373	$–	$824,373
Collateralized Mortgage Obligations	–	737,766	–	737,766
Collateralized Loan Obligations	–	500,375	–	500,375
Corporate Bonds	–	414,611	–	414,611
Total Investments	$–	$2,477,125	$–	$2,477,125

Aristotle Portfolio Optimization Aggressive Growth Fund	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Open-End Funds	$145,615,629	$–	$–	145,615,629
Exchange Traded Funds	127,904,625	–	–	127,904,625
Total Investments	$273,520,254	$–	$–	273,520,254

Aristotle Portfolio Optimization Conservative Fund	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Open-End Funds	$99,178,843	$–	$–	$99,178,843
Exchange Traded Funds	25,818,383	–	–	25,818,383
Total Investments	$124,997,226	$–	$–	$124,997,226

Aristotle Portfolio Optimization Growth Fund	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Open-End Funds	$364,060,973	$–	$–	$364,060,973
Exchange Traded Funds	271,237,893	–	–	271,237,893
Total Investments	$635,298,866	$–	$–	$635,298,866

Aristotle Portfolio Optimization Moderate Conservative Fund	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Open-End Funds	$147,202,226	$–	$–	$147,202,226
Exchange Traded Funds	43,898,018	–	–	43,898,018
Total Investments	$191,100,244	$–	$–	$191,100,244

Aristotle Portfolio Optimization Moderate Fund	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Open-End Funds	$480,698,395	$–	$–	$480,698,395
Exchange Traded Funds	198,224,935	–	–	198,224,935
Total Investments	$678,923,330	$–	$–	$$678,923,330

Aristotle Short Duration Income Fund	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$–	$529,441,375	$–	$529,441,375
U.S. Treasury Securities	–	143,994,219	–	143,994,219
Asset-Backed Securities	–	125,347,165	–	125,347,165
Collateralized Loan Obligations	–	94,915,269	–	94,915,269
Bank Loans	–	69,184,419	–	69,184,419
Collateralized Mortgage Obligations	–	18,507,992	–	18,507,992
Total Investments	$–	$981,390,439	$–	$981,390,439

Aristotle Small Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$129,382,988	$–	$–	$129,382,988
Real Estate Investment Trusts - Common	8,259,445	–	–	8,259,445
Exchange Traded Funds	1,423,768	–	–	1,423,768
Total Investments	$139,066,201	$–	$–	$139,066,201

Aristotle Small/Mid Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$27,574,369	$–	$–	$27,574,369
Real Estate Investment Trusts - Common	1,497,941	–	–	1,497,941
Closed-End Funds	261,500	–	–	261,500
Total Investments	$29,333,810	$–	$–	$29,333,810

Aristotle Strategic Income Fund	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$–	$2,760,621,789	$–	$2,760,621,789
Bank Loans	–	632,347,698	–	632,347,698
U.S. Treasury Securities	–	170,596,162	–	170,596,162
Collateralized Loan Obligations	–	151,360,994	–	151,360,994
Collateralized Mortgage Obligations	–	61,980,236	–	61,980,236
Mortgage-Backed Securities	–	19,625,241	–	19,625,241
Asset-Backed Securities	–	1,352,386	–	1,352,386
Total Investments	$–	$3,797,884,506	$–	$3,797,884,506

Aristotle Ultra Short Income Fund	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$–	$17,744,980	$–	$17,744,980
Collateralized Loan Obligations	–	4,499,989	–	4,499,989
Asset-Backed Securities	–	4,258,410	–	4,258,410
Bank Loans	–	757,060	–	757,060
U.S. Treasury Bills	–	1,499,651	–	1,499,651
Total Investments	$–	$28,760,090	$–	$28,760,090

Aristotle Value Equity Fund	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$539,792,391	–	–	$539,792,391
Real Estate Investment Trusts - Common	7,751,919	–	–	7,751,919
Total Investments	$547,544,310	–	–	$547,544,310

Aristotle/Saul Global Equity Fund	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$29,720,192	$–	$–	$29,720,192
Preferred Stocks	572,169	–	–	572,169
Total Investments	$30,292,361	$–	$–	$30,292,361

Refer to the Schedule of Investments for further disaggregation of investment categories.